Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended		6 Months Ended
	Dec. 31, 2020	Feb. 19, 2021	Feb. 19, 2021	Jun. 30, 2021
Description of Organization and Business Operations (Details) [Line Items]
Offering costs				$ 325,000,000
Fair market value percentage	80.00%			80.00%
Business combination voting securities, percentage				50.00%
Interest public shares (in Dollars per share)	$ 10.00			$ 10.00
Net tangible assets	$ 5,000,001			$ 5,000,001
Percentage of public shares	15.00%			15.00%
Percentage of redeem public shares	100.00%			100.00%
Interest dissolution expenses	$ 100,000			$ 100,000
Trust account per public share (in Dollars per share)	$ 10.00			$ 10.00
Trust account, description	In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the trust account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).			In order to protect the amounts held in the Trust Account, the Sponsor agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Operating bank accounts				$ 332,000
Payment from the sponsor				25,000
Loan amount				129,000
Pathfinder Acquisition LLC [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of acquires	50.00%
Proposed Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Net proceeds per share	$ 10.00
Private placement warrant	2.00
Net proceeds per share (in Dollars per share)	$ 10.00
Proposed Public Offering [Member] | Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consumated of initial public offering (in Shares)	27,500,000
Sale of warrant	3,750,000
Proposed Public Offering [Member] | Maximum [Member] | Underwriters [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrant	4,162,500
Units issued on exercise of underwriters option	31,625,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consumated of initial public offering (in Shares)			32,500,000
Gross proceeds			$ 325,000,000.0
Offering costs			18,500,000
Deferred underwriting commissions.			$ 11,400,000
Option to purchase (in Shares)			2,000,000
Amount of net proceeds from sale of units				$ 325,000,000.0
Net proceeds per share (in Dollars per share)				$ 10.00
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consumated of initial public offering (in Shares)		2,500,000	2,500,000
Net proceeds per share		$ 10.00	$ 10.00
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consumated of initial public offering (in Shares)				4,250,000
Gross proceeds				$ 8,500,000
Private placement warrant				$ 2.00
Sale of warrant	0			4,250,000
Class A Ordinary Shares
Description of Organization and Business Operations (Details) [Line Items]
Net proceeds per share				$ 11.50
Class A Ordinary Shares | Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Net proceeds per share				$ 11.50